Fair Value of Financial Instruments	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Fair Value of Financial Instruments

6.	Fair Value of Financial Instruments

The Partnership’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and other liabilities, approximate fair value due to their short term until maturities.

As of December 31, 2016, the Partnership evaluated the carrying values of its financial instruments and they approximate fair value.

SQN AIF V GP, LLC [Member]
Fair Value of Financial Instruments

6. Fair Value of Financial Instruments

The Managed Fund’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and other liabilities, approximate fair value due to their short term until maturities.

As of December 31, 2016, the Managed Fund evaluated the carrying values of its financial instruments and they approximate fair value.